Derivative instruments - Swap contracts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
(LOSS) GAIN ON SWAP CONTRACTS
Realized	$ (11.6)	$ (4.1)
Unrealized	(1.8)	(9.8)
Total loss	(13.4)	(13.9)
Gold
(LOSS) GAIN ON SWAP CONTRACTS
Realized	0.2	(2.0)
Unrealized	(0.4)	(0.8)
Total loss	(0.2)	(2.8)
Copper
(LOSS) GAIN ON SWAP CONTRACTS
Realized	(11.8)	(2.1)
Unrealized	(1.4)	(9.0)
Total loss	$ (13.2)	$ (11.1)